PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Property And Equipment
Amortization capitalized	$ 323,007	$ 1,937,073	$ 1,251,391
Amortization expense	$ 186,415	$ 578,641	$ 750,916	$ 180,015